Tangible assets - Changes in the consolidated balance sheet (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in Tangible assets
Balances at the beginning of the year	$ 6,498
Balances at the end of the year	8,714	$ 6,498
Tangible assets pledged as security for liabilities	0
Gross carrying amount
Changes in Tangible assets
Balances at the beginning of the year	13,307	11,614
Additions	2,857	1,816
Disposals	(151)	(123)
Balances at the end of the year	16,828	13,307
Accumulated depreciation and amortization
Changes in Tangible assets
Balances at the beginning of the year	(6,809)	(5,922)
Additions	(1,091)	(1,010)
Disposals	144	123
Balances at the end of the year	(8,114)	$ (6,809)
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V.) | Gross carrying amount
Changes in Tangible assets
Assets acquired from Santander Technologia Mexico	815
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V.) | Accumulated depreciation and amortization
Changes in Tangible assets
Assets acquired from Santander Technologia Mexico	$ (358)